Loss per share	6 Months Ended
Jun. 30, 2019
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Loss per share

9. Loss per share

As of June 30, 2019 and 2018, the Company has one category of shares, which are common shares. The basic loss per share is calculated by dividing the loss of the period attributable to the common shares by the weighted average number of common shares outstanding during the period as follows:

	Three-month period ended June 30,	Six-month period ended June 30,
	2019	2019
	unaudited	unaudited
Net loss attributable to shareholders (in USD ‘000)	(34,756)	(60,435)
Weighted average number of common shares outstanding	43,555,963	43,532,815

Basic and diluted loss per share (in USD)	(0.80)	(1.39)

	Three-month period ended June 30,	Six-month period ended June 30,
	2018	2018
	unaudited	unaudited
Net loss attributable to shareholders (in USD ‘000)	(18,186)	(37,992)
Weighted average number of common shares outstanding	37,617,569	37,004,673

Basic and diluted loss per share (in USD)	(0.49)	(1.03)

For the three-month and six-month periods ended June 30, 2019, 288,351 non-vested shares and 3,167,572 shares issuable upon the exercise of stock-options, which would have an anti-dilutive impact on the calculation of the diluted earnings per share, were excluded from the calculation. For the three-month and six-month periods ended June 30, 2018, 600,822 non-vested shares and 1,849,240 shares issuable upon the exercise of stock-options, which would have an anti-dilutive impact on the calculation of the diluted earnings per share, are excluded from the calculation.